Fair Value and Fair Value Hierarchy of Financial Instruments - Schedule of Non-Current Financial Asset (Details)	12 Months Ended
Dec. 31, 2024
Schedule of Non-Current Financial Asset [Line Items]
Significant unobservable input	Volatility
Range	50.00%
Sensitivity of fair value to the input	10% increase/decrease in volatility would result in decrease/ increase in fair value by US$6,060
Unlisted Equity Investments [Member]
Schedule of Non-Current Financial Asset [Line Items]
Valuation technique	Valuation multiples
Significant unobservable input	Average EV/S multiple of peers
Range	4.82%
Sensitivity of fair value to the input	10% increase/decrease in multiple would result in increase/ decrease in fair value by US$45,797